Touchstone Flexible Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	374 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%	4.29%
Performance Inception Date
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.19%	2.35%	2.66%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.36%)	0.80%	1.27%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.69%	1.16%	1.46%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.68%	1.99%	2.65%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.81%	3.01%	3.52%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	3.13%	3.63%